Accounting Policies and Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [abstract]
Summary of Yield Curves
For the long term insurance business acquired in 2024 the Group has used the following yield curves to discount the estimate of future cash flows:

Currency	Ps.	US$	Ps. CER
Maturity (years)	12.31.25	12.31.25	12.31.25
1	33.92%	4.05%	6.49%
2	25.88%	3.93%	6.28%
3	23.28%	3.96%	6.97%
4	21.03%	4.01%	7.04%
5	19.29%	4.08%	7.08%
6	17.88%	4.16%	7.12%
7	16.91%	4.24%	7.16%
8	16.29%	4.31%	7.28%
9	15.82%	4.38%	7.39%
10	15.33%	4.46%	7.38%
15	12.25%	4.76%	5.84%
20	10.38%	4.90%	4.70%
25	9.25%	4.91%	4.00%
30	8.50%	4.85%	3.54%
35	7.97%	4.77%	3.22%
40	7.57%	4.69%	2.97%
45	7.26%	4.62%	2.78%
50	7.02%	4.56%	2.63%

Currency	Ps.	US$	Ps. CER
Maturity (years)	12.31.24	12.31.24	12.31.24
1	32.55%	4.50%	7.53%
2	31.16%	4.41%	8.26%
3	29.07%	4.38%	8.10%
4	26.64%	4.36%	7.53%
5	24.78%	4.34%	7.41%
6	22.93%	4.37%	7.28%
7	21.26%	4.37%	7.15%
8	20.10%	4.40%	7.12%
9	19.22%	4.38%	7.12%
10	18.43%	4.39%	7.03%
15	14.74%	4.45%	5.52%
20	12.60%	4.42%	4.46%
25	11.32%	4.30%	3.82%
30	10.47%	4.15%	3.39%
35	9.87%	4.05%	3.08%
40	9.42%	3.98%	2.85%
45	9.07%	3.93%	2.68%
50	8.80%	3.89%	2.53%

For P&C business business the Group has used the following yield curves to discount the estimate of future cash flows:

Currency	Ps.	Ps.
Maturity (years)	12.31.25	12.31.24
1	18.1%	24.9%
2	15.1%	21.9%
3	13.0%	19.9%
4	11.5%	18.2%
5	10.2%	16.5%
10	6.8%	10.8%

Summary of Main Commissions Earned by the Bank
Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Inter-house deposist and withhdrawals	Monthly
Foreign Trade Transactions	On each transaction